UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended
 September 30, 2000

Check here if Amendment [  ];  Amendment Number:  ______

   This Amendment  (Check only one [  ]  is a restatement.
                                   [  ]  adds new holdings
                                          entries

Institutional Investment Manager Filing this Report:

                       	S & T Investment Company
			919 N. Market St.
			2nd Floor
			Wilmington, DE  19801-4921

Form 13F File Number 28-0001089221

The institutional investment manager filing this report and The person by whom it is signed hereby represent that the Person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:          James G. Barone
   Title:         President
   Phone:         724-465-1417

Signature, Place, and Date of Signing:

	James G. Barone   Indiana, PA     October 13, 2000

Report Type
[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number   Name


      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 	74

Form 13F Information Table Value Total: $104,247(thousands)

List of Other Included Managers:

No.	13F File Number		Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Citigroup Inc. F 6.365%  (Call PFD              172967309     1857    40000 SH       DEFINED 01              40000
Comerica 6.84% FRAP(7/1/01)    PFD              200340503     1007    20000 SH       DEFINED 01              20000
Donaldson Lufkin 5.94% FRAP(11 PFD              257661207     1780    35600 SH       DEFINED 01              35600
European Am Bk 6.01% FRAP(6/15 PFD              29874F306      987     1000 SH       DEFINED 01               1000
HSBC Bk PLC B   10.25% (Callab PFD              44328M609     1055    40000 SH       DEFINED 01              40000
Household Cap Trust V 10% (Cal PFD              44180S207     1586    60000 SH       DEFINED 01              60000
Independent Cap Trust 11% (Cal PFD              45385B204     1018    40000 SH       DEFINED 01              40000
JeffBanks Cap Trust I    9.25% PFD              46610Q206      673    27000 SH       DEFINED 01              27000
Lehman Bros Hldngs 5% Convrt P PFD              524908507     3270    67000 SH       DEFINED 01              67000
Morgan Stanley 5.91% FRAP(11/1 PFD              617446521     1006    20000 SH       DEFINED 01              20000
PNC Bank Corp 6.05% FRAP (9/30 PFD              693475709     1000    20000 SH       DEFINED 01              20000
Ryl Bk of Sctlnd B 11.20% (Cal PFD              780037309     1402    55000 SH       DEFINED 01              55000
Ryl Bk of Sctlnd C    9.50% (C PFD              780097408     1357    54000 SH       DEFINED 01              54000
Allstate Corp                  COM              020002101      400    11500 SH       DEFINED 01              11500
Am Bank of Conn                COM              024327108     1204    63800 SH       DEFINED 01              63800
AmSouth Bancorp                COM              032165102      937    75000 SH       DEFINED 01              75000
Amcore Financial               COM              023912108      667    34000 SH       DEFINED 01              34000
BSB Bancorp                    COM              055652101     1790    80000 SH       DEFINED 01              80000
Bank of America Corp           COM              060505104      296     5656 SH       DEFINED 01               5656
Banknorth Group, Inc           COM              06646R107      804    45000 SH       DEFINED 01              45000
Bell South                     COM              079860102     1207    30000 SH       DEFINED 01              30000
Bristol-Myers Squibb           COM              110122108     1142    20000 SH       DEFINED 01              20000
Bryn Mawr Bank Corp            COM              117665109     2478   118000 SH       DEFINED 01             118000
Chase Manhattan Corp           COM              16161A108      462    10000 SH       DEFINED 01              10000
Chevron                        COM              166751107      421     4936 SH       DEFINED 01               4936
Clearfield Bk&Tr Co            COM              184804102      522    15344 SH       DEFINED 01              15344
Commerce Bancorp Inc           COM              200519106     1371    23566 SH       DEFINED 01              23566
Constellation Energy Grp       COM              210371100     2985    60000 SH       DEFINED 01              60000
Delta Air Lines                COM              247361108      675    15210 SH       DEFINED 01              15210
Dominion Resources             COM              25746U109      642    11050 SH       DEFINED 01              11050
DuPont                         COM              263534109      298     7200 SH       DEFINED 01               7200
Eastman Kodak Co               COM              277461109      757    18515 SH       DEFINED 01              18515
Elan Corp PLC                  COM              284131208     1095    20000 SH       DEFINED 01              20000
Equitable Resources Inc.       COM              294549100     1267    20000 SH       DEFINED 01              20000
Exxon Mobil Corp               COM              30231G102     1364    15300 SH       DEFINED 01              15300
Federated Investors            COM              314211103     1671    67500 SH       DEFINED 01              67500
Fidelity Bancorp Inc           COM              315831107     1128    83187 SH       DEFINED 01              83187
First Commwlth Finl            COM              319829107      541    55800 SH       DEFINED 01              55800
First Union Corp               COM              337358105     2092    65000 SH       DEFINED 01              65000
FirstMerit Corp                COM              337915102      395    17200 SH       DEFINED 01              17200
FleetBoston Finl Corp          COM              33901A108      924    23688 SH       DEFINED 01              23688
Fulton Finl Corp               COM              360271100      271    13661 SH       DEFINED 01              13661
General Electric Co            COM              369604103     3323    57600 SH       DEFINED 01              57600
H J Heinz Co                   COM              423074103      741    20000 SH       DEFINED 01              20000
Harleysville Natl Corp         COM              412850109     3170   105000 SH       DEFINED 01             105000
Hartford Finl Svcs Grp         COM              416515104     2352    32252 SH       DEFINED 01              32252
Hudson United Bancorp          COM              444165104      829    30000 SH       DEFINED 01              30000
IBM                            COM              459200101      360     3200 SH       DEFINED 01               3200
IBT Bancorp                    COM              44923F108     1611    78120 SH       DEFINED 01              78120
ITT Industries Inc             COM              450911102      523    16126 SH       DEFINED 01              16126
Johnson & Johnson              COM              478160104      751     8000 SH       DEFINED 01               8000
Keystone Financial             COM              493482103      652    30000 SH       DEFINED 01              30000
Main Street Bancorp            COM              559906102      623    75000 SH       DEFINED 01              75000
Mellon Financial Corp          COM              585509102     4730   102000 SH       DEFINED 01             102000
National City Corp             COM              635405103     4711   212932 SH       DEFINED 01             212932
Northwest Natural Gas          COM              667655104      682    30000 SH       DEFINED 01              30000
Nutmeg Fed S&L                 COM              670608108      358    44017 SH       DEFINED 01              44017
PNC Bank Corp                  COM              693475105     5200    80000 SH       DEFINED 01              80000
Pamrapo Bancorp Inc            COM              697738102      523    26000 SH       DEFINED 01              26000
Parkvale Finl Corp             COM              701492100      637    35400 SH       DEFINED 01              35400
Penns Woods Bancorp            COM              708430103     2945    93500 SH       DEFINED 01              93500
Reliant Energy Inc             COM              759525108     3255    70000 SH       DEFINED 01              70000
SBC Communications             COM              78387G103      672    13440 SH       DEFINED 01              13440
Sky Financial Group            COM              83080P103      887    50000 SH       DEFINED 01              50000
Somerset Trust Co              COM              835126103      318    26000 SH       DEFINED 01              26000
Sovereign Bancorp Inc          COM              845905108     1387   150000 SH       DEFINED 01             150000
Sterling Financial Corp        COM              859317109      528    28000 SH       DEFINED 01              28000
Susquehanna Bancshrs           COM              869099101     1693   111000 SH       DEFINED 01             111000
TXU                            COM              882848104     2576    65000 SH       DEFINED 01              65000
Teco Energy                    COM              872375100     1869    65000 SH       DEFINED 01              65000
Texaco                         COM              881694103      490     9324 SH       DEFINED 01               9324
Verizon Communications         COM              92343V104     3148    65000 SH       DEFINED 01              65000
Washington Gas Light           COM              938837101     1478    55000 SH       DEFINED 01              55000
Xcel Energy Inc.               COM              98389B100     3417   124250 SH       DEFINED 01             124250